18. SHARE CAPITAL (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Share Capital Details
Beginning balance, shares	540,722,365	518,438,669
Share issue proceeds, shares	18,337,000	15,127,805
Share option exercises, shares	128,873
Acquisition of Hook Carter, shares		7,500,000
Share cancellations, shares	(5,029)	(344,109)
Ending balance, shares	559,183,209	540,722,365
Beginning balance	$ 1,140,631	$ 1,130,779
Share issue proceeds	14,806	9,444
Share issue costs	(851)	(603)
Share option exercises	70	0
Acquisition of Hook Carter	0	2,854
Flow-through share premium liability	(2,839)	(1,843)
Ending balance	$ 1,151,927	$ 1,140,631